Organization and Description of Business (Details) - shares	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Organization and Description of Business (Details) [Line Items]
Description of business	PARTS iD has a product portfolio comprising more than 17 million SKUs, an end-to-end digital commerce platform for both digital commerce and fulfillment, and a virtual shipping network comprising over 2,500 locations, nearly 5,000 active brands, and machine-learning algorithms for complex fitment industries such as vehicle parts and accessories.	PARTS iD has a product portfolio comprising more than 17 million SKUs, an end-to-end digital commerce platform for both digital commerce and fulfillment, and a virtual shipping network comprising over 2,500 locations, nearly 5,000 active brands, and machine-learning algorithms for complex fitment industries such as vehicle parts and accessories.
Class A Common Stock [Member]
Organization and Description of Business (Details) [Line Items]
Shareholder redemptions	24,950,958	24,950,958